PROPERTY, PLANT AND MINE DEVELOPMENT (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012
Property, Plant and Mine Development
Cost	$ 5,041,109,000	$ 5,010,088,000
Accumulated Amortization	991,992,000	942,632,000
Net Book Value	4,049,117,000	4,067,456,000
Capitalized costs of computer software	2,500,000	1,300,000
Amortization expense of computer software	1,400,000	1,200,000
Unamortized capitalized cost of computer software	6,800,000	5,700,000
Unamortized capitalized cost for leasehold improvements	3,300,000	3,400,000
Number of renewal periods after life of the lease that leasehold improvements are amortized over	1
Canada
Property, Plant and Mine Development
Net Book Value	2,312,166,000	2,543,171,000
United States
Property, Plant and Mine Development
Net Book Value	10,269,000	10,698,000
Finland
Property, Plant and Mine Development
Net Book Value	763,711,000	704,031,000
Mexico
Property, Plant and Mine Development
Net Book Value	962,971,000	809,556,000
Mining properties
Property, Plant and Mine Development
Cost	1,361,867,000	1,356,227,000
Accumulated Amortization	89,700,000	86,839,000
Net Book Value	1,272,167,000	1,269,388,000
Plant and equipment
Property, Plant and Mine Development
Cost	2,286,887,000	2,538,328,000
Accumulated Amortization	662,394,000	617,826,000
Net Book Value	1,624,493,000	1,920,502,000
Mine development costs
Property, Plant and Mine Development
Cost	1,038,564,000	918,482,000
Accumulated Amortization	239,898,000	237,967,000
Net Book Value	798,666,000	680,515,000
Meliadine project
Property, Plant and Mine Development
Cost	192,413,000	133,840,000
Net Book Value	192,413,000	133,840,000
La India project
Property, Plant and Mine Development
Cost	161,378,000	32,553,000
Net Book Value	161,378,000	32,553,000
Goldex mine M and E zones
Property, Plant and Mine Development
Cost		30,658,000
Net Book Value		$ 30,658,000